Statutory capital and surplus (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Bermuda
Statutory Accounting Practices [Line Items]
Number of subsidiaries | subsidiary	2
Actual statutory capital and surplus	$ 2.2
Bermuda | Sirius Bermuda
Statutory Accounting Practices [Line Items]
Solvency Capital Requirement	902.0
Bermuda | Alstead Re
Statutory Accounting Practices [Line Items]
Solvency Capital Requirement	3.0
Sweden
Statutory Accounting Practices [Line Items]
Solvency Capital Requirement	1.3
Actual statutory capital and surplus	$ 1.9
UK | Sirius International Corporate Member Ltd
Statutory Accounting Practices [Line Items]
Ownership percentage	100.00%
Lloyd's approved net capacity				£ 101.9	$ 137.7
US | Sirius America
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	$ 521.8	$ 544.3
Statutory net (loss) income	(6.4)	82.7	$ 74.7
NAIC risk based capital authorized control level	94.1
US | Oakwood
Statutory Accounting Practices [Line Items]
Actual statutory capital and surplus	41.4	41.6
Statutory net (loss) income	0.5	(12.0)	0.7
NAIC risk based capital authorized control level	5.8
US | Empire
Statutory Accounting Practices [Line Items]
Solvency Capital Requirement	8.8
Actual statutory capital and surplus	10.5	10.7
Statutory net (loss) income	(0.3)	$ 0.0	$ 0.1
NAIC risk based capital authorized control level	$ 1.0